Impairments - Loss Allowance (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and off balance
Provision ratio	0.06%	0.06%
12-month expected credit losses
Loans and off balance
Provision ratio	0.05%	0.04%
Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Provision ratio	0.04%	0.04%
Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Provision ratio	0.58%	2.01%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 353,829	kr 297,529	kr 294,423
Of which guaranteed	68.90%	70.30%
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	kr 273,658	kr 237,381
Gross carrying amount | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	54,283	46,599
Gross carrying amount | Loans to credit institutions
Loans and off balance
Loans and off balance	11,457	10,362
Gross carrying amount | Loans to the public
Loans and off balance
Loans and off balance	207,918	180,420
Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	80,171	60,148
Gross carrying amount | Guarantees
Loans and off balance
Loans and off balance	4,802	4,767
Gross carrying amount | Committed undisbursed loans
Loans and off balance
Loans and off balance	75,369	55,381
Gross carrying amount | 12-month expected credit losses
Loans and off balance
Loans and off balance	kr 283,296	kr 228,489	226,456
Of which guaranteed	62.90%	63.70%
Gross carrying amount | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	kr 229,902	kr 196,912
Gross carrying amount | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	51,401	42,827
Gross carrying amount | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	11,147	6,948
Gross carrying amount | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	167,354	147,137
Gross carrying amount | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	53,394	31,577
Gross carrying amount | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	3,902	4,767
Gross carrying amount | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	49,492	26,810
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	kr 58,563	kr 66,651	66,485
Of which guaranteed	92.60%	93.20%
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 37,043	kr 38,185
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	2,882	3,772
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	310	3,414
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	33,851	30,999
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	21,520	28,466
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	900
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	20,620	28,466
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	kr 11,970	kr 2,389	1,482
Of which guaranteed	98.70%	95.70%
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 6,713	kr 2,284
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	6,713	2,284
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	5,257	105
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	5,257	105
Accumulated impairment
Loans and off balance
Loans and off balance	(223)	(164)	(249)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(210)	(157)
Accumulated impairment | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(26)	(21)
Accumulated impairment | Loans to credit institutions
Loans and off balance
Loans and off balance	(2)	(4)
Accumulated impairment | Loans to the public
Loans and off balance
Loans and off balance	(182)	(132)
Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	(13)	(7)
Accumulated impairment | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Committed undisbursed loans
Loans and off balance
Loans and off balance	(13)	(7)
Accumulated impairment | 12-month expected credit losses
Loans and off balance
Loans and off balance	(130)	(88)	(147)
Accumulated impairment | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	(118)	(82)
Accumulated impairment | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(23)	(14)
Accumulated impairment | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	(2)	(4)
Accumulated impairment | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	(93)	(64)
Accumulated impairment | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	(12)	(6)
Accumulated impairment | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	(12)	(6)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	(23)	(28)	(56)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	(22)	(27)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(3)	(7)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(19)	(20)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	(1)	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	(1)	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	(70)	(48)	kr (46)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	(70)	(48)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(70)	(48)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	kr 0	kr 0